Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income Before Taxes
The components of income before taxes are as follows for the years ended December 31:

	2024	2023
United States	$(231,133)	$(135,457)
International	—	—

Loss before income taxes	$(231,133)	$(135,457)

Schedule of Provision for Income Tax
The provision for income tax using statutory U.S. federal tax rate of 21% is reconciled to the Company’s effective tax rate as follows as of December 31:

	2024	2023
Income tax provision at statutory rate	21.0%	21.0%
State income taxes	3.3%	4.5%
Tax rate change	(0.9%)	—
Other	0.0%	(1.4%)
Prior year true-ups	0.6%	—
Permanent items	(0.2%)	(0.5%)
Change in valuation allowance	(23.8%)	(23.6%)

Effective income tax rate	0.0%	0.0%

Schedule of Temporary Differences and Carryforwards

Temporary differences and carryforwards that gave rise to significant portions of deferred taxes were as follows as of December 31:

	2024	2023
Deferred Tax assets:
Net operating loss	$(120,090)	$85,484
Credit	2,875	2,691
Capitalized research costs	56,007	34,865
Intangibles	3,912	4,500
Stock-based compensation	586	148
Deferred lease liability	4,267	6,223
Accruals and reserves	3,944	1,652
Fixed assets	—	—
Deferred revenue	7,865	10,412
Other	3,212	1,406

Gross deferred tax assets	202,758	147,381
Valuation allowance	(194,556)	(139,700)

Total deferred tax assets	$8,202	$7,681

Deferred tax liabilities:
ROU asset	$(3,453)	$(6,178)
Fixed asset	(4,659)	(1,503)

Total deferred tax assets	$(8,202)	$(7,681)

Net deferred tax assets	$—	$—

Schedule of UnrecognizedTax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2024	2023
Balance at January 1	$2,100	$2,100
Additions based on tax positions related to the current Year	—	—
Changes for tax positions of prior years	—	—
Reductions as a result of a lapse of applicable statute of Limitations	—	—
Settlements	—	—

Balance at December 31	$2,100	$2,100